Principal Accounting Policies - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 298,617	$ 229,990	$ 208,172
Cost of revenue	(157,187)	(123,335)	(118,749)
Segment gross profit	141,430	106,655	89,423
Research and development expenses	(95,049)	(102,277)	(144,942)
Other operating incomes, net	11,334	10,901	10,508
Loss from operations	(47,620)	(105,824)	(168,186)
Single reporting segment
Segment Reporting Information [Line Items]
Revenue	298,617	229,990	208,172
Cost of revenue	(157,187)	(123,335)	(118,749)
Segment gross profit	141,430	106,655	89,423
Research and development expenses	(95,049)	(102,277)	(144,942)
Selling, general and administrative expenses	(105,335)	(121,103)	(123,175)
Other operating incomes, net	11,334	10,901	10,508
Loss from operations	$ (47,620)	$ (105,824)	$ (168,186)